Accounting for Derivative Instruments and Hedging Activities Accounting for Derivative Instruments and Hedging Activities - FV of Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 159	$ 148	$ 100		$ 129
Derivative Assets	1				4
Derivative, Collateral, Obligation to Return Cash	0	0	0		0
Derivative, Collateral, Right to Reclaim Cash	0	0	0		0
Derivative instruments — affiliate	1		0	[1]	2	[1]
Fair Value of Gross Derivative Assets/(Liabilities), Net					(125)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset					0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral					(125)
Natural Gas [Member] | MMbtu [Member]
Derivative [Line Items]
Derivative, Notional Amount	4	3	4		2
Interest [Member] | Dollars
Derivative [Line Items]
Derivative, Notional Amount	1,932	1,952	1,991		3,059
Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	142	131	90		101
Derivative Assets	0				2
Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	17	17	10		28
Derivative Assets	1				2
Commodity contracts
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability					3
Derivative Assets					2
Derivative Asset, Fair Value, Gross Liability					0
Derivative instruments — affiliate					2
Derivative Liability, Fair Value, Gross Asset					0
Derivative Liability					3
Fair Value of Gross Derivative Assets/(Liabilities), Net					(1)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset					0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral					(1)
Interest rate contracts current | Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	34	33	34		44
Derivative Assets	0				0
Interest rate contracts current | Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	3	3	3		5
Derivative Assets	0				0
Interest rate contracts long-term | Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	108	98	56		57
Derivative Assets	0				2
Interest rate contracts long-term | Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	14	12	5		20
Derivative Assets	0				0
Commodity contracts current | Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	$ 2	$ 2		3
Derivative Assets	$ 1				2
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability					126
Derivative Assets					2
Derivative Asset, Fair Value, Gross Liability					2
Derivative instruments — affiliate					0
Derivative Liability, Fair Value, Gross Asset					2
Derivative Liability					124
Fair Value of Gross Derivative Assets/(Liabilities), Net					(124)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset					0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral					$ (124)

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.